DERIVATIVE FINANCIAL INSTRUMENTS (Details 2)	Dec. 31, 2018 USD ($) MT	Dec. 31, 2017 USD ($) MT
Current Assets
Disclosure of detailed information about hedges [abstract]
Notional value		$ 853,000
Fair value gain		17,000
Current Liabilities
Disclosure of detailed information about hedges [abstract]
Notional value		2,186,000
Fair value gain		(138,000)
Current Liabilities | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Notional value	$ 4,416,000
Fair value gain	(867,000)
January 2019 to February 2019 MOPS 380 Bunker Swaps 457.75 Strike Rate [Member] | Current Liabilities | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price	$ 457.75
Quantity | MT	1,000
Notional value	$ 458,000
Fair value gain	(135,000)
January 2019 MOPS 380 Bunker Swaps 419.00 Strike Rate [Member] | Current Liabilities | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price	$ 419.00
Quantity | MT	350
Notional value	$ 147,000
Fair value gain	(33,000)
January 2019 MOPS 180 Bunker Swaps 425.25 Strike Rate [Member] | Current Liabilities | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price	$ 425.25
Quantity | MT	350
Notional value	$ 149,000
Fair value gain	(34,000)
May 2019 MOPS 180 Bunker Swaps 403.50 Strike Rate [Member] | Current Liabilities | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price	$ 403.50
Quantity | MT	350
Notional value	$ 141,000
Fair value gain	(31,000)
September 2019 MOPS 180 Bunker Swaps 377.50 Strike Rate [Member] | Current Liabilities | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price	$ 377.50
Quantity | MT	350
Notional value	$ 132,000
Fair value gain	(26,000)
January 2019 to September 2019 Rott 35 Brg Bunker Swaps 338.50 Strike Rate [Member] | Current Liabilities | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price	$ 338.50
Quantity | MT	1,800
Notional value	$ 609,000
Fair value gain	(101,000)
January 2019 to September 2019 MOPS 180 Bunker Swaps 368.50 Strike Rate [Member] | Current Liabilities | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price	$ 368.50
Quantity | MT	3,060
Notional value	$ 1,128,000
Fair value gain	(164,000)
January 2019 to September 2019 Rott 3.5% Brg Bunker Swaps 369.75 Strike Rate [Member] | Current Liabilities | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price	$ 369.75
Quantity | MT	1,350
Notional value	$ 499,000
Fair value gain	(118,000)
January 2019 to September 2019 MOPS 180 Bunker Swaps 403.00 Strike Rate [Member] | Current Liabilities | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price	$ 403.00
Quantity | MT	1,350
Notional value	$ 544,000
Fair value gain	(119,000)
January 2019 to March 2019 MOPS 380 Bunker Swaps 406.00 Strike Rate [Member] | Current Liabilities | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price	$ 406.00
Quantity | MT	1,500
Notional value	$ 609,000
Fair value gain	$ (106,000)
January 2018 to December 2018 Rott 35 Brg Bunker Swaps 326 Strike Rate [Member] | Current Assets | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price		$ 326
Quantity | MT		3,600
Notional value		$ 1,174,000
Fair value gain		$ 106,000